Note 13 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2016	37,322,767	399,401	1,325,694	373	38,648,461	399,774
Balance, December 31, 2017	37,608,467	406,611	1,325,694	373	38,934,161	406,984